DERIVATIVE LIABILITIES - Summary of fair value inputs (Details)		12 Months Ended
	Nov. 12, 2020 $ / shares	Aug. 31, 2021 $ / shares
Risk free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0030	0.0045
Life of Warrants (years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Life of Warrants (years)	3 years	2 years 2 months 12 days
Market price of Common Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	1.49	3.38
Expected future volatility of Common Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.9200	1.0000
Fair value per warrant
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.69	2.07